NATURE OF OPERATIONS (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 21, 2016	Feb. 26, 2015	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Apr. 02, 2017	Dec. 31, 2014
Working Capital Surplus (Deficit)			$ 3,152,267		$ 6,711,941	$ 3,415,670
Comprehensive Income (Loss), Net of Tax, Attributable to Parent			$ (760,698)	$ (2,240,518)	$ (14,625,790)	$ (8,069,402)
Common Stock, Shares Authorized			500,000,000		250,000,000	150,000,000		200,000,000
Retained Earnings (Accumulated Deficit)			$ (36,537,038)		$ (35,776,340)	$ (21,076,464)	$ (21,076,464)
Stockholders' Equity, Reverse Stock Split					Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014. On October 29, 2018, the Company implemented at 1 for 150 reverse stock split of the common and exchangeable shares.
Interactive Motion Technologies, Inc. [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	157,667
Share Exchange Agreement [Member]
Stock Issued During Period, Shares, New Issues		333,334
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		100.00%